Provisions - Schedule of Provisions (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Current		$ 875,908	$ 530,699
Annual Leave [Member]
Disclosure of other provisions [line items]
Current	[1]	631,941	318,694
Long Service Leave [Member]
Disclosure of other provisions [line items]
Current	[1],[2]	243,967	212,005
Non-Current	[2]

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months